As filed with the Securities and Exchange Commission on

December 16, 2016

Registration No. 333-117134

811-21598

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES	/ X /
ACT OF 1933	----
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 23	/ X /

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 24	/ X /

(Check appropriate box or boxes)	----

PUTNAM RETIREMENTREADY FUNDS

(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of principal executive offices)

Registrant's Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)

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/X /	on November 30, 2016 pursuant to paragraph (b)

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/ /	60 days after filing pursuant to paragraph (a)(1)

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/ /	on [date] pursuant to paragraph (a)(1)

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/ /	75 days after filing pursuant to paragraph (a)(2)

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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

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If appropriate, check the following box:

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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President
PUTNAM RETIREMENTREADY FUNDS

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 16th day of December, 2016.

PUTNAM RETIREMENTREADY FUNDS

By: /s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title
Jameson A. Baxter **	Chair, Board of Trustees

Kenneth R. Leibler**	Vice Chair, Board of Trustees

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Principal Executive Officer
and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer, Principal
Accounting Officer and Assistant Treasurer

Liaquat Ahamed**	Trustee

Ravi Akhoury**	Trustee

Barbara M. Baumann**	Trustee

Robert J. Darretta**	Trustee

Katinka Domotorffy**	Trustee

John A. Hill**	Trustee

Paul L. Joskow**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

W. Thomas Stephens**	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
December 16, 2016

*Signed pursuant to power of attorney filed in
Post-Effective Amendment No. 22 to the
Registrant’s Registration Statement.

**Signed pursuant to power of attorney filed in
Post-Effective Amendment No. 12 to the
Registrant’s Registration Statement.